Restructuring and related reorganization charges (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Summary of Restructuring and Related Reorganization Activity
The following table summarizes the restructuring and related reorganization activity for the years ended December 31, 2023 and 2022:

	Employee severance and benefits	Others	Total
Accrued liability as of January 1, 2022	$—	$—	$—
Charges	—	—	—
Payments	—	—	—
Accrued liability as of December 31, 2022	$—	$—	$—
Charges	$6,798	$—	$6,798
Payments	(5,899)	—	(5,899)
Accrued liability as of December 31, 2023	$899	$—	$899